SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments
Exploration and evaluation assets - Mexico	$ 9,692	$ 9,034	$ 7,979
Exploration and evaluation assets - Canada	37,089	34,304	22,813
Total exploration and evaluation assets	$ 46,781	$ 43,338	$ 30,792